REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 56,828	$ 55,502
Refined metal sales	108,492	82,959
Total revenue	165,320	138,461
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	57,011	54,264
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ (183)	$ 1,238